Loans and Allowance for Credit Losses - Collateral Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	$ 22,044	$ 23,744	$ 15,588	$ 16,903
Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	1,560	3,208	2,735	2,717
Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	578	1,043	157	137
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	5,310	5,264	3,329	2,482
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	12,305	10,537	$ 8,000	$ 10,662
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	519	2,847
Real Estate | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	0	0
Real Estate | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	454	432
Real Estate | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment		46
Real Estate | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	65	2,369
Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	766	2,221
Other | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	766	2,221
Other | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	0	0
Other | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment		0
Other | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans individually evaluated for impairment	0	0
Allowance Allocated
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	319	1,483
Allowance Allocated | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	125	1,300
Allowance Allocated | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	194	164
Allowance Allocated | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated		19
Allowance Allocated | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	$ 0	$ 0